UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21698
                                                   -------------

              Gabelli Global Gold, Natural Resources & Income Trust
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


      THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS -- 94.9%
               ENERGY AND ENERGY SERVICES -- 37.1%
      50,000   Alpha Natural Resources Inc.+ ..$  1,157,000
     135,600   BG Group plc, ADR ..............   8,503,476
     148,000   BJ Services Co. ................   5,120,800
      71,000   BP plc, ADR ....................   4,894,740
      71,000   Burlington Resources Inc. (e) ..   6,525,610
      99,600   Chevron Corp. ..................   5,773,812
      72,000   ConocoPhillips (e) .............   4,546,800
      47,000   Devon Energy Corp. (e) .........   2,874,990
      30,000   Diamond Offshore Drilling Inc. .   2,685,000
     106,500   Exxon Mobil Corp. (e) ..........   6,481,590
     196,800   GlobalSantaFe Corp. ............  11,955,600
     123,500   Halliburton Co. (e) ............   9,017,970
      30,000   James River Coal Co.+ ..........   1,019,100
      20,000   Kerr-McGee Corp. ...............   1,909,600
      58,500   Marathon Oil Corp. .............   4,455,945
     144,000   Murphy Oil Corp. (e) ...........   7,174,080
      10,000   Nabors Industries Ltd.+ ........     715,800
     130,000   Noble Corp. (e) ................  10,543,000
      90,000   Rowan Companies Inc. ...........   3,956,400
      84,400   Suncor Energy Inc. .............   6,500,488
      60,000   Tesoro Corp. ...................   4,100,400
      60,000   Total SA, ADR ..................   7,903,800
      75,000   Transocean Inc.+ ...............   6,022,500
     165,000   Valero Energy Corp. (e) ........   9,863,700
     171,000   Weatherford International
                Ltd.+ .........................   7,823,250
     153,000   Williams Companies Inc. ........   3,272,670
      74,500   XTO Energy Inc. (e) ............   3,245,965
                                               ------------
                                                148,044,086
                                               ------------
               METALS AND MINING -- 52.2%
     471,900   Agnico-Eagle Mines Ltd. ........  14,369,355
     150,000   Anglo American plc .............   5,780,357
     155,000   AngloGold Ashanti Ltd., ADR ....   8,388,600
      50,000   Arch Coal Inc. .................   3,797,000
     421,864   Barrick Gold Corp.,
                New York (e) ..................  11,491,567
     122,700   BHP Billiton Ltd., ADR .........   4,889,595
      25,000   Cameco Corp. ...................     900,000
     127,828   Compania de Minas
                Buenaventura SA, ADR ..........   3,156,073
     400,000   Eldorado Gold Corp.+ ...........   1,931,755
      35,000   Falconbridge Ltd. ..............   1,226,750
      98,000   Freeport-McMoRan Copper &
                Gold Inc., Cl. B (e) ..........   5,857,460
     417,600   Glamis Gold Ltd.+ ..............  13,647,168
     140,000   Gold Fields Ltd. ...............   3,051,594
     741,500   Gold Fields Ltd., ADR ..........  16,298,170
     299,000   Goldcorp Inc. (e) ..............   8,745,750
     185,800   Golden Star Resources Ltd.+ ....     592,702
     683,200   Harmony Gold Mining Co.
                Ltd., ADR+ ....................  10,849,216
       7,000   Highland Gold Mining Ltd. ......      32,594
      42,500   IAMGOLD Corp., Toronto .........     365,736

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
      64,100   Inco Ltd. ......................$  3,197,949
     612,701   Ivanhoe Mines Ltd., New York+ ..   5,900,311
      98,000   Ivanhoe Mines Ltd., Toronto+ ...     931,455
     100,000   Kingsgate Consolidated Ltd. ....     461,040
   1,087,800   Kinross Gold Corp.+ (e) ........  11,889,654
   4,015,000   Lihir Gold Ltd.+ ...............   7,674,495
     451,000   Meridian Gold Inc.+ ............  13,372,150
      10,000   MMC Norilsk Nickel, ADR ........     943,000
     550,000   Newcrest Mining Ltd. ...........   9,205,771
     349,400   Newmont Mining Corp. (e) .......  18,130,366
      40,000   Peabody Energy Corp. ...........   2,016,400
      26,000   Phelps Dodge Corp. .............   2,093,780
     578,000   Randgold Resources Ltd., ADR+ ..  10,502,260
       8,993   Rio Tinto plc, ADR .............   1,861,551
      40,000   Teck Cominco Ltd., Cl. B .......   2,573,618
      78,519   Xstrata plc ....................   2,541,496
                                               ------------
                                                208,666,738
                                               ------------
               MUTUAL FUNDS -- 2.8%
     190,000   Streettracks Gold Trust+ .......  11,039,000
                                               ------------
               PAPER AND FOREST PRODUCTS -- 1.6%
     100,000   Plum Creek Timber Co. Inc. .....   3,693,000
      37,500   Weyerhaeuser Co. ...............   2,716,125
                                               ------------
                                                  6,409,125
                                               ------------
               SPECIALTY CHEMICALS -- 1.2%
      26,000   Dow Chemical Co. ...............   1,055,600
      90,000   E.I. du Pont de
                Nemours and Co. ...............   3,798,900
       4,033   Tronox Inc., Cl. B+ ............      68,517
                                               ------------
                                                  4,923,017
                                               ------------
               TOTAL COMMON STOCKS ............ 379,081,966
                                               ------------
     PRINCIPAL
      AMOUNT
     -------

               U.S. GOVERNMENT OBLIGATIONS -- 5.1%
 $20,521,000   U.S. Treasury Bills,
                4.327% to 4.739%++,
                04/13/06 to 08/31/06 (e) ......  20,382,884
                                               ------------

   TOTAL INVESTMENTS -- 100.0%
    (Cost $328,625,576) .......................$399,464,850
                                               ============
   --------------
            For Federal tax purposes:
            Aggregate cost ....................$328,625,576
                                               ============
            Gross unrealized appreciation .....$ 73,126,714
            Gross unrealized depreciation .....  (2,287,440)
                                               ------------
            Net unrealized appreciation
              (depreciation) ..................$ 70,839,274
                                               ============
   --------------

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

               OPTION CONTRACTS WRITTEN -- (6.1)%
  NUMBER OF                                     EXPIRATION DATE/       MARKET
  CONTRACTS                                      EXERCISE PRICE        VALUE*
  ---------                                     ----------------       ------
               PUT OPTIONS WRITTEN -- (0.1)%
      900      Agnico-Eagle Mines Ltd. ........      May 06/25       $   31,500
   18,000      Anglo Platinum Ltd.(d) .........     Jun. 06/479          22,734
    1,314      AngloGold Ashanti Ltd., ADR ....     Apr. 06/45           13,140
    8,500      Impala Platinum
                Holdings Ltd.(d) ..............   Jun. 06/1028.60        43,329
    1,500      Ivanhoe Mines Ltd. .............     Jun. 06/7.50         22,500
      400      Phelps Dodge Corp. .............      Apr. 06/60           2,000
                                                                     ----------
               TOTAL PUT OPTIONS WRITTEN
                (Premiums received $393,033) ......................  $  135,203
                                                                     ==========
               CALL OPTIONS WRITTEN -- (6.0)%
      248      Agnico-Eagle Mines Ltd. ........      May 06/20          257,920
    1,177      Agnico-Eagle Mines Ltd. ........      May 06/25          682,660
      458      Agnico-Eagle Mines Ltd. ........     Aug. 06/25          274,800
    1,536      Agnico-Eagle Mines Ltd. ........     Aug. 06/30          522,240
    1,300      Agnico-Eagle Mines Ltd. ........     Nov. 06/30          533,000
      500      Alpha Natural Resources Inc. ...     Jun. 06/22.50        93,750
      100      Anglo American plc(b) ..........     Jun. 06/1981        262,349
       25      Anglo American plc(b) ..........     Jun. 06/2179          2,910
       25      Anglo American plc(b) ..........     Jun. 06/2278          1,824
      450      AngloGold Ashanti Ltd., ADR ....     Apr. 06/45          420,750
      500      AngloGold Ashanti Ltd., ADR ....     Apr. 06/50          235,000
      300      AngloGold Ashanti Ltd., ADR ....     Jul. 06/50          211,500
      300      AngloGold Ashanti Ltd., ADR ....     Jul. 06/55          129,000
      150      Arch Coal Inc. .................     Apr. 06/75           40,500
      100      Arch Coal Inc. .................     Apr. 06/80            9,000
      200      Arch Coal Inc. .................     May 06/95             4,900
       50      Arch Coal Inc. .................     Jul. 06/80           21,250
      400      Barrick Gold Corp. .............     Apr. 06/25           88,000
    1,000      Barrick Gold Corp. .............    Apr. 06/27.50         65,000
    1,598      Barrick Gold Corp. .............    Jul. 06/27.50        287,640
    1,220      Barrick Gold Corp. .............     Jul. 06/30          103,700
    1,227      BHP Billiton Ltd., ADR .........      May 06/40          203,682
      130      BJ Services Co. ................    Apr. 06/32.50         31,850
      200      BJ Services Co. ................     Apr. 06/35           20,000
      250      BJ Services Co. ................    Apr. 06/37.50          6,250
      400      BJ Services Co. ................     May 06/35            70,000
      500      BJ Services Co. ................     Jul. 06/40           57,500
      535      BP plc, ADR ....................     Apr. 06/70           42,800
      175      BP plc, ADR ....................     Apr. 06/75            1,312
      385      Burlington Resources Inc. ......      May 06/85          288,750
       75      Burlington Resources Inc. ......      May 06/90           25,500

  NUMBER OF                                     EXPIRATION DATE/       MARKET
  CONTRACTS                                      EXERCISE PRICE        VALUE*
  ---------                                     ----------------       ------
      250      Burlington Resources Inc. ......      May 06/95       $   23,750
      400      Chevron Corp. ..................     Apr. 06/60           12,000
      193      Chevron Corp. ..................     Jun. 06/60           24,125
      403      Chevron Corp. ..................     Jun. 06/65           12,090
      800      Compania de Minas
                Buenaventure SA, ADR ..........     Jul. 06/27          140,160
      720      ConocoPhillips .................     May 06/65           126,000
      220      Devon Energy Corp. .............     Apr. 06/65           13,200
      250      Devon Energy Corp. .............     Jul. 06/65           77,500
      300      Diamond Offshore
                Drilling Inc. .................    Jun. 06/88.10        224,850
      100      Dow Chemical Co. ...............     Apr. 06/45            1,000
      160      Dow Chemical Co. ...............     Jun. 06/45            4,800
      200      E.I. du Pont de Nemours & Co. ..    Apr. 06/42.50         10,000
      300      E.I. du Pont de Nemours & Co. ..     Apr. 06/45            2,250
      400      E.I. du Pont de Nemours & Co. ..     Jul. 06/45           26,000
    4,000      Eldorado Gold Corp.(a) .........     Aug. 06/6.58        104,465
      446      Exxon Mobil Corp. ..............    Apr. 06/62.50         17,840
      519      Exxon Mobil Corp. ..............     Apr. 06/65            2,595
      100      Exxon Mobil Corp. ..............     Jul. 06/67.50         5,000
      175      Freeport-McMoRan Copper &
                Gold Inc., Cl. B ..............      May 06/55          108,500
      805      Freeport-McMoRan Copper &
                Gold Inc., Cl. B ..............      May 06/60          281,750
    1,776      Glamis Gold Ltd. ...............      May 06/30          692,640
      500      Glamis Gold Ltd. ...............    Jul. 06/32.50        162,000
    1,250      Glamis Gold Ltd. ...............     Aug. 06/30          612,500
      650      Glamis Gold Ltd. ...............     Aug. 06/35          162,500
      276      GlobalSantaFe Corp. ............     Apr. 06/65           12,420
    1,650      GlobalSantaFe Corp. ............     Jul. 06/65          453,750
       42      GlobalSantaFe Corp. ............     Oct. 06/65           18,480
    3,588      Gold Fields Ltd., ADR ..........     Apr. 06/20          681,720
      700      Gold Fields Ltd., ADR ..........    Apr. 06/22.50         35,000
      500      Gold Fields Ltd., ADR ..........     May 06/22.50         65,000
      677      Gold Fields Ltd., ADR ..........     Jul. 06/20          230,180
    1,500      Gold Fields Ltd., ADR ..........    Jul. 06/22.50        300,000
    1,850      Gold Fields Ltd., ADR ..........     Jul. 06/25          203,500
    1,000      Goldcorp Inc. ..................     Apr. 06/25          410,000
    1,240      Goldcorp Inc. ..................     Jul. 06/27.50       458,800
      750      Goldcorp Inc. ..................     Jul. 06/30          191,250
    1,858      Golden Star Resources Ltd. .....     Jan. 07/5            74,320
      505      Halliburton Co. ................     Apr. 06/70          227,250
      428      Halliburton Co. ................     Apr. 06/80           14,980
      302      Halliburton Co. ................     Jul. 06/85           49,830
      400      Harmony Gold Mining Co.
                Ltd., ADR .....................     Apr. 06/15           49,000
      100      Harmony Gold Mining Co.
                Ltd., ADR .....................    Apr. 06/17.50          2,000

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

  NUMBER OF                                     EXPIRATION DATE/       MARKET
  CONTRACTS                                      EXERCISE PRICE        VALUE*
  ---------                                     ----------------       ------

               OPTION CONTRACTS WRITTEN (CONTINUED)
               CALL OPTIONS WRITTEN (CONTINUED)
    2,832      Harmony Gold Mining Co.
                Ltd., ADR .....................     May 06/15        $  481,440
      800      Harmony Gold Mining Co.
                Ltd., ADR .....................   May 06/17.50           48,000
    1,000      Harmony Gold Mining Co.
                Ltd., ADR .....................    Aug. 06/15           255,000
      400      Harmony Gold Mining Co.
                Ltd., ADR .....................   Aug. 06/17.50          58,000
    1,300      Harmony Gold Mining Co.
                Ltd., ADR .....................    Aug. 06/20           110,500
      425      IAMGOLD Corp.(a) ...............     May 06/9             48,219
      391      Inco Ltd. ......................     Apr. 06/50           68,425
      250      Inco Ltd. ......................     Jul. 06/55           50,000
    2,000      Ivanhoe Mines Ltd. .............     May 06/8            316,200
    4,000      Ivanhoe Mines Ltd. .............     May 06/9            314,800
      288      Ivanhoe Mines Ltd. .............     Jun. 06/10           18,720
      820      Ivanhoe Mines Ltd. .............     Sep. 06/8.50        146,944
      200      Kerr-McGee Corp. ...............     Apr. 06/95          122,000
    2,981      Kinross Gold Corp. .............     May 06/10           387,530
    4,271      Kinross Gold Corp. .............     May 06/12           186,215
    3,626      Kinross Gold Corp. .............     Aug. 06/10          652,680
    1,900      Lihir Gold Ltd.(c) .............     Aug. 06/2.30        544,085
      115      Lihir Gold Ltd.(c) .............     Sep. 06/2.332        33,755
    2,000      Lihir Gold Ltd.(c) .............     Sep. 06/2.50        443,859
      200      Marathon Oil Corp. .............     Apr. 06/70          134,000
      100      Marathon Oil Corp. .............     Apr. 06/75           22,500
      100      Marathon Oil Corp. .............     Apr. 06/80            7,500
      185      Marathon Oil Corp. .............     Jul. 06/80           61,050
      500      Meridian Gold Inc. .............    Apr. 06/22.50        365,000
      914      Meridian Gold Inc. .............     Apr. 06/25          438,720
    2,316      Meridian Gold Inc. .............     Jul. 06/30          694,800
      780      Meridian Gold Inc. .............     Oct. 06/30          327,600
      860      Murphy Oil Corp. ...............     Apr. 06/50          107,500
      500      Murphy Oil Corp. ...............     Jul. 06/55           68,750
       80      Murphy Oil Corp. ...............     Jul. 06/60            4,400
      100      Nabors Industries Ltd. .........     Apr. 06/75           10,500
      350      Newcrest Mining Corp.(c) .......   Sep. 06/23.747        420,950
    1,994      Newmont Mining Corp. ...........     Jun. 06/55          458,619
      300      Newmont Mining Corp. ...........     Jun. 06/60           28,500
      450      Newmont Mining Corp. ...........     Jun. 06/65           18,000
      750      Newmont Mining Corp. ...........     Sep. 06/55          292,500
      600      Noble Corp. ....................     Jun. 06/80          360,000
      500      Noble Corp. ....................     Jun. 06/85          200,000
      200      Noble Corp. ....................     Sep. 06/85          132,000
      300      Peabody Energy Corp. ...........     Jun. 06/45          214,500
      100      Peabody Energy Corp. ...........     Jun. 06/50           38,000
      200      Phelps Dodge Corp. .............     Apr. 06/75          139,600
       60      Phelps Dodge Corp. .............    Jul. 06/77.50         52,200
    1,000      Plum Creek Timber Co. Inc. .....     Aug. 06/40           62,500

  NUMBER OF                                     EXPIRATION DATE/       MARKET
  CONTRACTS                                      EXERCISE PRICE        VALUE*
  ---------                                     ----------------       ------
    2,765      Randgold Resources Ltd., ADR ...     Jun. 06/17.50    $  497,700
    1,030      Randgold Resources Ltd., ADR ...     Jun. 06/20           79,825
    1,985      Randgold Resources Ltd., ADR ...     Sep. 06/20          277,900
       50      Rio Tinto PLC, ADR .............     Jul. 06/210          63,000
      200      Rowan Companies Inc. ...........     Apr. 06/40           90,000
      400      Rowan Companies Inc. ...........    Apr. 06/42.50         88,000
      300      Rowan Companies Inc. ...........     Jul. 06/45           99,000
      250      Suncor Energy Inc. .............     Apr. 06/75           90,000
      250      Suncor Energy Inc. .............     Apr. 06/80           33,750
      344      Suncor Energy Inc. .............     Jun. 06/85           80,840
       50      Teck Cominco Ltd., Cl. B(a) ....     Apr. 06/72           18,196
      100      Teck Cominco Ltd., Cl. B(a) ....     Apr. 06/74           24,832
       50      Teck Cominco Ltd., Cl. B(a) ....      May 06/74           17,982
      100      Teck Cominco Ltd., Cl. B(a) ....      May 06/76           27,401
      100      Teck Cominco Ltd., Cl. B(a) ....     Aug. 06/78           40,887
      600      Tesoro Corp. ...................     May 06/65           342,000
       80      Total SA, ADR ..................     May 06/140            7,200
      400      Total SA, ADR ..................    May 06/141.831        30,000
      120      Total SA, ADR ..................     Aug. 06/140          39,000
      150      Transocean Inc. ................     May 06/75           111,000
      350      Transocean Inc. ................     May 06/80           168,000
      250      Transocean Inc. ................     May 06/85            62,500
      350      Valero Energy Corp. ............     Jun. 06/55          231,000
      200      Valero Energy Corp. ............     Jun. 06/60           84,000
      300      Valero Energy Corp. ............    Jun. 06/62.50         84,000
      300      Valero Energy Corp. ............     Jun. 06/65           62,400
      250      Valero Energy Corp. ............    Sep. 06/62.50        121,750
      250      Valero Energy Corp. ............     Sep. 06/65          105,000
      284      Weatherford International Ltd. .      May 06/40          178,920
      770      Weatherford International Ltd. .      May 06/45          215,600
      656      Weatherford International Ltd. .     Aug. 06/50          142,680
       35      Weyerhaeuser Co. ...............     Apr. 06/70           10,850
      340      Weyerhaeuser Co. ...............     Apr. 06/75           15,300
      300      Williams Companies Inc. ........    May 06/22.50          16,500
      230      Williams Companies Inc. ........      May 06/25            3,450
      700      Williams Companies Inc. ........    Aug. 06/22.50         98,000
      300      Williams Companies Inc. ........     Aug. 06/25           19,500
      545      XTO Energy Inc. ................     May 06/45            81,750
      200      XTO Energy Inc. ................     May 06/50             7,000
                                                                   ------------
               TOTAL CALL OPTIONS WRITTEN
                (Premiums received
                $18,584,036) ....................................  $ 24,033,106
                                                                   ============

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

   --------------
            For Federal tax purposes:
            Aggregate cost ......................................  $ 18,977,069
                                                                   ============
            Gross unrealized appreciation .......................  $  2,637,032
            Gross unrealized depreciation .......................    (7,828,272)
                                                                   ------------
            Net unrealized appreciation
             (depreciation) .....................................  $ (5,191,240)
                                                                   ============
   --------------
    (a) Exercise price denoted in Canadian dollars.
    (b) Exercise price denoted in British pounds.
    (c) Exercise price denoted in Australian dollars.
    (d) Exercise price denoted in South African rand.
    (e) Securities, or a portion thereof, with a value of $69,287,423 pledged as collateral for options written.
    +   Non-income producing security.
    ++  Represents annualized yield at date of purchase.
    ADR American Depository Receipt
    * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Gabelli Global Gold, Natural Resources & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, President & Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, President & Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.